S-K 1603(a)(7) Direct and Indirect Material Interest Holders	Aug. 04, 2025
Spring Valley Acquisition III Sponsor [Member]
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder, Percent	97.90%
Christopher Sorrells [Member]
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Nature	Chairman and Chief Executive Officer, is the managing member of our Sponsor
SPAC Sponsor Direct and Indirect Material Interest Holder, Percent	97.90%
Jeff Schramm [Member]
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Nature	economic interest in our sponsor